Condensed Consolidated Interim Statements of Cash Flows - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 21, 2016	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Net loss for the period		$ (4,743,803)	$ (5,855,877)	$ (14,625,790)	$ (8,069,402)
Adjustment for items not affecting cash
Depreciation		34,221	48,372	89,026	79,868
Amortization		140,368	169,934	323,905	550,080
Interest expense		57,716	234,463	1,294,005	41,934
Share based compensation expense		1,034,740	1,013,256	1,540,580	844,162
Shares issued for services		0	60,000	0	157,788
Accretion expense		2,104,418	74,073	1,937,308	0
Fair value adjustment		(337,923)	0
Share premium				1,249,994	0
(Gain) loss on mark to market revaluation		(2,048,697)	0	376,674	0
Allowance for doubtful accounts		(1,995)	(16,349)	(19,694)	0
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities		(3,760,955)	(4,272,128)	(7,833,992)	(6,395,570)
Changes in non-cash working capital items
Accounts receivable		(303,033)	363,056	190,867	(377,413)
Prepaid expenses and other receivables		(417,524)	58,760	(205,608)	20,525
Due from related parties		(16)	(698)	(166)	22,714
Inventories		44,817	(3,193)	(9,194)	(39,370)
Accounts payable		181,765	172,634	(60,098)	(375,572)
Accrued liabilities		(567,320)	644,955	304,048	18,674
Customer advances		(800)	(12,462)	(120,762)	35,075
Deferred revenue		11,494	(10,773)	24,043	98,624
Net cash (used in) operating activities		(4,811,572)	(3,059,849)	(7,710,862)	(6,992,313)
Investing activities
Acquisition of equipment		(13,640)	(17,182)	(21,567)	(170,790)
Net cash (used in) investing activities		(13,640)	(17,182)	(21,567)	(170,790)
Financing activities
Cash acquired on acquisition				0	266,635
Proceeds from convertible loans		4,676,633	1,598,715	7,111,375	2,000,000
Proceeds on exercise of warrants		0	1,125,038	1,125,038	40,195
Proceeds from the exercise of options				0	18,166
Repayment of Promissory notes principal		0	(12,319)	(200,000)	0
Repayment of Promissory notes interest		0	(41,973)	(49,505)	0
Repayment of Demand notes principal		(50,000)	0	(208,359)	0
Repayment of Demand notes interest		(2,975)	0	(79,259)	0
Proceeds from short term loan				400,000	0
Repayment of short term loan				(400,000)	0
Repayment of short term loan interest				(3,200)	0
Net cash provided by financing activities		4,623,658	2,669,461	7,696,090	2,324,996
Net decrease in cash and cash equivalents for the period		(201,554)	(407,570)	(36,339)	(4,838,107)
Cash and cash equivalents, beginning of period	$ 5,381,757	507,311	543,650	543,650	5,381,757
Cash and cash equivalents, end of period		$ 305,757	$ 136,080	$ 507,311	$ 543,650
Assets acquired and liabilities assumed at April 21, 2016:
Current assets, including cash of $266,635	478,843
Equipment	59,749
Intangible assets	5,580,704
Goodwill	22,308,275
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory Notes payable	(217,808)
Bionik advance	(1,436,164)
Non-cash consideration	$ 25,759,890